Summary of Operations and Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Financial Statements
Summary of Operations and Significant Accounting Policies

A.                        Financial Statements

Organization

EQT Midstream Partners, LP (the Partnership, EQT Midstream Partners or the Company), which closed its initial public offering (IPO) on July 2, 2012, is a growth-oriented Delaware limited partnership formed by EQT Corporation in January 2012.  Equitrans, L.P. (Equitrans) is a Pennsylvania limited partnership and the predecessor for accounting purposes (the Predecessor) of EQT Midstream Partners. EQT Midstream Services, LLC is the Company’s general partner. References in these consolidated financial statements to the “Company,” when used for periods prior to the IPO, refer to Equitrans.  References in these consolidated financial statements to the “Company,” when used for periods beginning at or following the IPO, refer collectively to the Partnership and its consolidated subsidiaries. References in these consolidated financial statements to ‘‘EQT’’ refer collectively to EQT Corporation and its consolidated subsidiaries.  For periods prior to the IPO, the accompanying consolidated financial statements and related notes include the assets, liabilities and results of operations of Equitrans presented on a carve-out basis prior to the contribution by EQT of all of the partnership interests in Equitrans to EQT Midstream Partners, in connection with the Partnership’s IPO.

The Company does not have any employees. Operational support for the Company is provided by EQT Gathering, LLC (EQT Gathering), one of EQT’s operating subsidiaries engaged in certain midstream business operations. EQT Gathering’s employees manage and conduct the Company’s daily business operations.

Immediately prior to the closing of the IPO, EQT contributed all of the partnership interests in Equitrans to the Partnership. The Company issued 14,375,000 common units in the IPO, which represented 40.6% of the Company’s outstanding equity. EQT retained a 59.4% equity interest in the Company, including 2,964,718 common units, 17,339,718 subordinated units, and a 2% general partner interest. EQT also holds the incentive distribution rights.

Nature of Business

The Company is a growth-oriented limited partnership formed by EQT to own, operate, acquire and develop midstream assets in the Appalachian Basin. The Company provides midstream services to EQT and third parties in the Appalachian Basin across 22 counties in Pennsylvania and West Virginia through two primary assets: the transmission and storage system and the gathering system.

The Company’s transmission and storage system includes an approximately 700 mile FERC-regulated interstate pipeline that connects to five long-haul interstate pipelines and multiple distribution companies. The transmission and storage system is supported by 14 associated natural gas storage reservoirs with approximately 400 MMcf per day of peak withdrawal capability and 32 Bcf of working gas capacity. As of March 31, 2013, the transmission assets had total throughput capacity of approximately 1.4 TBtu per day. Revenues are primarily driven by the Company’s firm transmission and storage contracts.

The Company’s gathering system consists of approximately 2,000 miles of FERC-regulated low-pressure gathering lines. Substantially all of the revenues associated with the Company’s gathering system are generated under interruptible gathering service contracts.

Basis of Presentation

The accompanying unaudited consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles for interim financial information and with the requirements of Form 10-Q and Article 10 of Regulation S-X.  Accordingly, they do not include all of the information and footnotes required by United States generally accepted accounting principles for complete financial statements.  In the opinion of management, these statements include all adjustments (consisting of only normal recurring accruals, unless otherwise disclosed in this Form 10-Q) necessary for a fair presentation of the financial position of the Company as of March 31, 2013 and December 31, 2012, the results of its operations for the three months ended March 31, 2013 and 2012 and its cash flows for the three months ended March 31, 2013 and 2012.  Certain previously reported amounts have been reclassified to conform to the current year presentation.

The balance sheet at December 31, 2012 has been derived from the audited financial statements at that date but does not include all of the information and footnotes required by United States generally accepted accounting principles for complete financial statements.

Due to the seasonal nature of the Company’s utility customer contracts, the interim statements for the three months ended March 31, 2013 are not necessarily indicative of the results that may be expected for the year ending December 31, 2013. Operating revenues are currently expected to be higher in the first and fourth quarters of each year.

For further information, refer to the consolidated financial statements and footnotes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012 as well as “Management’s Discussion and Analysis of Financial Condition and Results of Operations” contained therein.

1.                          Summary of Operations and Significant Accounting Policies

Organization

EQT Midstream Partners, LP (the Partnership, EQT Midstream Partners or the Company), which closed its initial public offering (IPO) to become publicly traded on July 2, 2012, is a growth-oriented Delaware limited partnership formed by EQT Corporation in January 2012.  Equitrans, L.P. (Equitrans) is a Pennsylvania limited partnership and the predecessor for accounting purposes (the Predecessor or EQT Midstream Partners Predecessor) of EQT Midstream Partners. EQT Midstream Services, LLC is the Company’s general partner. References in these consolidated financial statements to the “Company,” when used for periods prior to the IPO, refer to Equitrans.  References in these consolidated financial statements to the “Company,” when used for periods beginning at or following the IPO, refer collectively to the Partnership and its consolidated subsidiaries. References in these consolidated financial statements to ‘‘EQT’’ refer collectively to EQT Corporation and its consolidated subsidiaries.  For periods prior to the IPO, the accompanying consolidated financial statements and related notes include the assets, liabilities and results of operations of Equitrans presented on a carve-out basis, excluding the financial position and results of operations of the Big Sandy Pipeline (as described below), prior to the contribution by EQT of all of the partnership interests in Equitrans to EQT Midstream Partners, in connection with the Partnership’s IPO.

As of January 1, 2011, Equitrans was owned 97.25% by EQT Corporation and 2.75% by ET Blue Grass, LLC, a subsidiary of EQT Corporation.

The Company does not have any employees. Operational support for the Company is provided by EQT Gathering, LLC (EQT Gathering), one of EQT’s operating subsidiaries engaged in certain midstream business operations. EQT Gathering’s employees manage and conduct the Company’s daily business operations.

Prior to July 2011, Equitrans owned an approximately 70 mile FERC-regulated transmission pipeline located in eastern Kentucky (Big Sandy Pipeline). Construction on the Big Sandy Pipeline began in 2006 and was completed in 2008. Equitrans operated the pipeline until April 2011, when it was transferred to an affiliate. Such affiliate was subsequently sold in July 2011 to an unrelated third party pipeline operator. Equitrans has no continuing operations in Kentucky or any retained interest in the Big Sandy Pipeline.

On June 18, 2012, the Company transferred ownership of the Sunrise Pipeline, an approximately 40 mile, FERC-regulated transmission pipeline which was under construction, to EQT via a non-cash distribution of $193.7 million. Contemporaneously with this transfer, the Company entered into a capital lease obligation with EQT for the lease of the Sunrise Pipeline. Under the capital lease, the Company operates the pipeline as part of its transmission and storage system under the rates, terms and conditions of its FERC-approved tariff. The Sunrise Pipeline was placed into service on July 28, 2012. The Company makes monthly lease payments to EQT based on the lesser of a payment based on revenues collected less the actual cost to operate the pipeline and a payment based on depreciation expense and pre-tax return on invested capital for the Sunrise Pipeline.

Immediately prior to the closing of the IPO, EQT contributed all of the partnership interests in Equitrans to the Partnership and Equitrans distributed its accounts receivable to EQT via a non-cash distribution of approximately $12 million. The Company issued 14,375,000 common units in the IPO, which included the full exercise of the underwriters’ over-allotment option, and represented 40.6% of the Company’s outstanding equity. EQT retained a 59.4% equity interest in the Company, including 2,964,718 common units, 17,339,718 subordinated units, and a 2% general partner interest. The Company received net proceeds of approximately $277 million, after deducting the underwriters’ discount and a structuring fee of approximately $20 million, and estimated offering expenses of approximately $5 million. Approximately $231 million of the proceeds were distributed to EQT, $12 million was retained by the Company to replenish amounts distributed by Equitrans to EQT prior to the IPO, $32 million was retained by the Company to pre-fund certain maintenance capital expenditures, and $2 million was used by the Company to pay revolving credit facility origination fees associated with its $350 million revolving credit agreement described in Note 6. In connection with the IPO, Equitrans’ net current and deferred taxes of approximately $144 million were eliminated.  See further discussion in Note 4.

Nature of Business

The Company is a growth-oriented limited partnership formed by EQT to own, operate, acquire and develop midstream assets in the Appalachian Basin. The Company provides midstream services to EQT and third parties in the Appalachian Basin across 22 counties in Pennsylvania and West Virginia through two primary assets: the transmission and storage system and the gathering system.

Transmission and Storage System: The Company’s transmission and storage system includes an approximately 700 mile FERC-regulated interstate pipeline that connects to five long-haul interstate pipelines and multiple distribution companies. The transmission and storage system is supported by 14 associated natural gas storage reservoirs with approximately 400 MMcf per day of peak withdrawal capability and 32 Bcf of working gas capacity. As of December 31, 2012, the transmission assets had total throughput capacity of approximately 1.4 TBtu per day. Revenues are primarily driven by the Company’s firm transmission and storage contracts.

Gathering System: The Company’s gathering system consists of approximately 2,000 miles of FERC-regulated low-pressure gathering lines. Substantially all of the revenues associated with the Company’s gathering system are generated under interruptible gathering service contracts.

Significant Accounting Policies

Principles of Consolidation: The Consolidated Financial Statements include the accounts of EQT Midstream Partners, LP and all subsidiaries and partnerships. Transactions between the Company and EQT have been identified in the Consolidated Financial Statements as transactions between affiliates in Note 3.

Segments: Operating segments are revenue-producing components of the enterprise for which separate financial information is produced internally and are subject to evaluation by the Company’s chief operating decision maker in deciding how to allocate resources.

The Company reports its operations in two segments, which reflect its lines of business.  Transmission and storage includes the Company’s FERC-regulated interstate pipeline and storage business. Gathering includes the FERC-regulated low pressure gathering system. The operating segments are evaluated on their contribution to the Company’s operating income.

All of the Company’s operating revenues, income from continuing operations and assets are generated or located in the United States.

Use of Estimates:  The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the Consolidated Financial Statements and accompanying notes.  Actual results could differ from those estimates.

Cash and Cash Equivalents:  The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents.  Interest earned on cash equivalents is included as a reduction to interest expense, net in the accompanying statements of consolidated operations.

Trade and Other Receivables:  Trade and other receivables are stated at their historical carrying amount. Judgment is required to assess the ultimate realization of accounts receivable, including assessing the probability of collection and the creditworthiness of customers. Based upon management’s assessments, allowances for doubtful accounts of approximately $0.1 million were provided at December 31, 2012 and 2011. The Company also maintains certain receivables due from EQT. Refer to Note 3 for further discussion.

Property, Plant and Equipment: The Company’s property, plant and equipment are stated at amortized cost. Maintenance projects that do not increase the overall life of the related assets are expensed as incurred. Expenditures that extend the useful life of the underlying asset are capitalized.

	As of December 31,
	2012	2011
	(Thousands)
Transmission and storage assets	$691,898	$511,089
Accumulated depreciation	(125,129)	(114,485)
Net transmission and storage assets	566,769	396,604
Gathering assets	103,600	97,142
Accumulated depreciation	(23,083)	(22,854)
Net gathering assets	80,517	74,288
Net property, plant and equipment	$647,286	$470,892

Depreciation is recorded using composite rates on a straight-line basis. The overall rate of depreciation for the years ended December 31, 2012, 2011 and 2010 were approximately 2.6%, 1.9% and 2.1%, respectively. The Company estimates the pipelines have useful lives ranging from 37 years to 65 years and the compression equipment has a useful life of 45 years. The Sunrise Pipeline capital lease is depreciated over the 15 year life of the lease, as compared to the 40 year expected life of the pipeline and is included in the overall depreciation rate for the year ended December 31, 2012. Depreciation rates are re-evaluated each time the Company files with the FERC for a change in the Company’s transportation and storage rates.

Whenever events or changes in circumstances indicate that the carrying amount of long-lived assets may not be recoverable, the Company reviews its long-lived assets for impairment by first comparing the carrying value of the assets to the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. The transmission, storage and gathering systems are evaluated as one asset group for impairment purposes because the cash flows are not independent of one another. If the carrying value exceeds the sum of the assets’ undiscounted cash flows, the Company estimates an impairment loss equal to the difference between the carrying value and fair value of the assets.

Natural Gas Imbalances: The Company experiences natural gas imbalances when the actual amount of natural gas delivered from a pipeline system or storage facility differs from the amount of natural gas scheduled to be delivered. The Company values these imbalances due to or from shippers and operators at current index prices. Imbalances are settled in-kind, subject to the terms of the FERC tariff.

Imbalances as of December 31, 2012 and 2011 were $1.8 million and $1.1 million, respectively, and are included in accrued liabilities in the accompanying consolidated balance sheets. In addition, the Company classifies all imbalances as current as it expects to settle them within a year.

Accrued Liabilities: Included in accrued liabilities in the Company’s consolidated balance sheets is approximately $5 million and $6 million of incentive compensation at December 31, 2012 and 2011, respectively.

Regulatory Accounting: The Company’s operations consist of interstate pipeline, intrastate gathering and storage operations subject to regulation by the FERC. Rate regulation provided by the FERC is designed to enable the Company to recover the costs of providing the regulated services plus an allowed return on invested capital. The application of regulatory accounting allows the Company to defer expenses and income in its balance sheets as regulatory assets and liabilities when it is probable that those expenses and income will be allowed in the rate setting process in a period different from the period in which they would have been reflected in the statements of operations for a non-regulated company. The deferred regulatory assets and liabilities are then recognized in the statements of operations in the period in which the same amounts are reflected in rates. The amounts deferred are to be recovered over the regulated period. The amounts deferred in the balance sheets relate primarily to the accounting for income taxes, AFUDC and post-retirement benefit costs. The amounts established for accounting for income taxes and AFUDC were generated during the pre-IPO period when the Company was reported and included as part of EQT’s consolidated federal tax return. The Company believes that it will continue to be subject to rate regulation that will provide for the recovery of deferred costs.

On April 5, 2006, the FERC approved a settlement to Equitrans’ consolidated 2005 and 2004 rate case filings. The settlement became effective on June 1, 2006. This settlement (i) increased the Company’s base tariff rates, (ii) implemented an annual surcharge for the tracking and recovery of certain pipeline safety costs among other programs, which surcharge is currently subject to two customer protests for which the Company is seeking FERC approval of a proposed settlement which would replace the annual tracker with a fixed pipeline safety cost rate and (iii) implemented a mechanism for recovering migrated base gas. The Company previously established a storage reserve for the recovery of base storage gas from excess customer retention provided in the Company’s 2006 rate settlement.  At December 31, 2012, the majority of the gas has been recovered and the related reserve was reduced.

Revenue Recognition: Revenues relating to the transmission, storage and gathering of natural gas are recognized in the period service is provided. Reservation revenues on firm contracted capacity are recognized ratably over the contract period based on the contracted volume regardless of the amount of natural gas that is transported. Revenues associated with interruptible services are recognized as physical deliveries of natural gas are made. Revenue is recognized for gathering activities when deliveries of natural gas are made.

AFUDC: The Company capitalizes the carrying costs for the construction of certain regulated long-term assets and amortizes the costs over the life of the related assets. The calculated AFUDC includes capitalization of the cost of financing construction of assets subject to regulation by the FERC. A computed interest cost and a designated cost of equity for financing the construction of these regulated assets are recorded in the consolidated financial statements. AFUDC applicable to equity funds recorded in other income in the statements of consolidated operations for the years ended December 31, 2012, 2011 and 2010 were $6.2 million, $3.8 million and $0.1 million, respectively. AFUDC applicable to interest cost for the years ended December 31, 2012, 2011 and 2010 was $1.7 million, $0.8 million and $0.1 million, respectively, and is included as a reduction of interest expense, net in the statements of consolidated operations.

Asset Retirement Obligations: The Company operates and maintains its transmission and storage system and its gathering system, and intends to do so as long as supply and demand for natural gas exists, which is expected for the foreseeable future. Therefore, the Company believes that it cannot reasonably estimate the asset retirement obligations for its system assets as these assets have indeterminate lives.

Equity-Based Compensation: The Company has awarded equity-based compensation in connection with the EQT Midstream Services, LLC 2012 Long-Term Incentive Plan. These awards will be paid in units, and as such the Company treats these programs as equity awards. Awards that have a fixed estimate due to a market condition require the Company to obtain a valuation. Significant assumptions made in valuing the Company’s awards include the market price of units at payout date, total unitholder return threshold to be achieved, volatility, risk-free rate, term, dividend yield and forfeiture rate.

Net Income per Limited Partner Unit: Net income per limited partner unit is calculated utilizing the two-class method by dividing the limited partner interest in net income by the weighted average number of limited partner units outstanding during the period. The limited partner interest in net income is determined by first allocating net income (earned from the close of the IPO) to the general partner based upon the general partner’s ownership interest of 2%. The common units issued during the period are included on a weighted-average basis for the days in which they were outstanding. Diluted net income per limited partner unit reflects the potential dilution that could occur if securities or other agreements to issue common units, such as performance awards, were exercised, settled or converted into common units.

Income Taxes: Prior to the IPO, the Company’s income was reported and included as part of EQT’s consolidated federal tax return. Equitrans is a Pennsylvania limited partnership that was a tax partnership through December 31, 2010 at which time as a result of an internal restructuring it was deemed to be solely owned by EQT and became a disregarded entity for federal income tax purposes.  In conjunction with the contribution by EQT of the ownership of Equitrans to the Partnership immediately prior to the IPO, approximately $143.6 million of net current and deferred tax liabilities were eliminated through equity. Effective July 2, 2012, as a result of its limited partnership structure, the Company is a partnership for income tax purposes and no longer subject to federal and state income taxes.  For federal and state income tax purposes, all income, expenses, gains, losses and tax credits generated flow through to the owners, and accordingly, do not result in a provision for income taxes for the Company.  Net income for financial statement purposes may differ significantly from taxable income of unitholders because of differences between the tax basis and financial reporting basis of assets and liabilities and the taxable income allocation requirements under the Company’s partnership agreement.  The aggregate difference in the basis of our net assets for financial and tax reporting purposes cannot be readily determined because information regarding each partner’s tax attributes is not available to us.

Subsequent Events: The Company has evaluated subsequent events through the date of the financial statement issuance.

Recently Issued Accounting Standards

Under the Jumpstart Our Business Startups Act (JOBS Act), for as long as the Company remains an ‘‘emerging growth company’’ as defined in the JOBS Act, the Company may take advantage of certain exemptions from Securities and Exchange Commission (SEC) reporting requirements that are applicable to other public companies that are not emerging growth companies, including not being required to provide an auditor’s attestation report on management’s assessment of the effectiveness of its system of internal control over financial reporting pursuant to Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in the Company’s periodic reports and proxy statements, exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and seeking shareholder approval of any golden parachute payments not previously approved. The Company may take advantage of these reporting exemptions until the Company is no longer an emerging growth company. The Company will remain an emerging growth company for up to five years, although it will lose that status sooner if it has more than $1.0 billion of revenues in a fiscal year, the limited partner interests held by non-affiliates have a market value of more than $700 million, or the Company issues more than $1.0 billion of non-convertible debt over a three-year period.

The JOBS Act also provides that an emerging growth company can delay adopting new or revised accounting standards until such time as those standards apply to private companies. The Company has irrevocably elected to ‘‘opt out’’ of this exemption and, therefore, will be subject to the same new or revised accounting standards as other public companies that are not emerging growth companies.